Net Sales - Summary of Net Sales (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net sales [abstract]
Gross revenue from sales of products and services	R$ 15,835,343	R$ 14,673,819	R$ 14,387,630
Construction revenue	351,193	339,025	408,086
Indirect taxes and deductions	(2,604,073)	(2,494,705)	(2,440,180)
Net sales	R$ 13,582,463	R$ 12,518,139	R$ 12,355,536